Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Repayments of Debt		$ 874,256	$ 371,268
Total debt	$ 2,743,168	2,743,168		$ 2,434,900
Secured Debt | FLNG Hilli facility (2)
Debt Instrument [Line Items]
Total debt	0	0		$ 525,000
Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Total debt	840,000	840,000
Affiliated Entity [Member] | Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Total debt	120,000	$ 120,000
Affiliated Entity [Member] | Hilli / CSSC | FLNG Hilli facility (2)
Debt Instrument [Line Items]
Repayments of Debt	$ 640,000